INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets are summarized as follows:

	As of December 31, 2024
	Weighted Average	Gross
	Amortization Period	Carrying	Accumulated	Impairment	Net Book
	(in years)	Amount	Amortization	(Note 2.14)	Value
License	1.2	29,374	(22,305)	—	7,069
Domain Name	—	244	(244)	—	—
Total		29,618	(22,549)	—	7,069

	As of December 31, 2025
	Weighted Average
	Amortization Period	Gross Carrying	Accumulated	Impairment	Net Book
	(in years)	Amount	Amortization	(Note 2.14)	Value
License	0.5	30,029	(26,646)	—	3,383
Domain Name	—	244	(244)	—	—
Total		30,273	(26,890)	—	3,383

The total amounts charged to the consolidated statements of comprehensive loss for amortization expenses amounted to RMB 21,985, RMB 5,673 and RMB 4,341 for the years ended December 31, 2023, 2024 and 2025, respectively.

8. INTANGIBLE ASSETS, NET (CONTINUED)

The amounts charged to cost of revenue and sales and marketing expenses in the consolidated statements of comprehensive loss for impairment amounted to RMB 10,530 and RMB 11,130, respectively, for the year ended December 31, 2023. There were no impairments recorded for the years ended December 31, 2024 and 2025.

Based on the recorded intangible assets on December 31, 2025, estimated amortization expense is expected to be as follows:

Amortization Expense
2026	2,357
2027	586
2028	239
2029	131
2030	70
Total	3,383